Loans, Net	12 Months Ended
Dec. 31, 2022
Loans, Net [Abstract]
LOANS, NET

NOTE 6 - LOANS, NET

A.	Loan and Security Agreements with Silicon Valley Bank

1.	On February 19, 2017, the Company and Beamr Inc. entered into a Loan and Security Agreement (the “2017 Loan Agreement”) with Silicon Valley Bank (the “SVB”), under which the Company had a right to borrow from SVB up to $3,000 bearing interest at a floating per annum rate equal to the Wall Street Journal Prime Rate plus 3.5% (upon occurrence of ’default event’ as defined in the 2017 Loan Agreement, the Aggregate Loan Principal Amount shall bear interest at a rate per annum which is 5% above the rate that is otherwise applicable thereto) which shall be payable monthly.

In June 2018, the Company drew down a cash amount in the aggregate principal amount of $3,000 (the “Loan”) payable in 36 equal installments on a monthly basis commencing the following month after drawing down. The Loan is sometimes referred to herein as a “straight loan”.

In connection with the execution of the 2017 Loan Agreement, the Company issued to SVB a warrant to purchase over a period of 15-years from the issuance date of the warrant (i) 41,040 Series C Convertible Preferred Shares at an exercise price of $5.12 per share or (ii) 41,040 shares to be issued in the ‘next round’ (as defined in the Agreement) at an exercise price equal to the lowest price per share at which the Company will sell and issue shares of the Next Round Shares (the “2017 Warrant”).

Upon initial recognition, the management by assistance of third-party appraiser allocated the net cash proceeds received based on the relative fair value of the Loan and the detachable 2017 Warrant in total amount of $2,875 and $125, respectively. The amount allocated to the 2017 Warrant was classified as a component of permanent equity (as their terms permit the holder to receive a fixed number of Ordinary Shares upon exercise for a fixed exercise price) and the same amount was presented as a discount of the loan component.

In subsequent periods, the Loan is accounted for using the effective interest method over the Loan term, until its stated maturity. Consequently, the Company recorded expenses amounting to $12 and $59 related to amortization of discount and interest expenses of the Loan under finance expenses line in the consolidated Statement of Operations and Comprehensive Loss for the years ended December 31, 2022 and 2021, respectively.

To secure its obligations under the 2017 Loan Agreement, the Company provided a fixed and floating collateral on all its assets (including its intellectual property).

On April 15, 2020, the Company entered into deferral agreement with SVB in connection with the 2017 Loan Agreement under which the original monthly repayment date for the remaining principal due from May 2020 to October 2020 was extended by a period of six months commencing November 2020. However, management has determined that such modification of terms does not represent extinguishment of the original Loan, as the Loan before and after the modification was not considered as “substantially different” in accordance with the provisions of ASC 470-50.

On April 29, 2021 (the “Deferral Effective Date”), the Company entered into a second deferral agreement in connection with the straight loan made under the 2017 Loan Agreement with SVB, under which it was agreed that the original monthly repayment dates for the remaining balance of the principal due from May 2021 to October 2021 (amounting to $667 as of that date) shall be extended by a period of six months commencing November 2021. In consideration, the Company was required to (i) pay SVB a deferral facility fee equal to $50 which shall be fully earned at the Deferral Effective Date, and payable in 10 monthly equal installments over the period commencing April 29, 2021 through January 29, 2022 (the “Facility Fee”); (ii) reimburse SVB for all reasonable legal fees and expenses incurred in connection with the Deferral Agreement and (iii) issue SVB warrants to purchase 9,764 shares (the “2021 Warrant”) at an exercise price of $5.12 per share (subject to standard adjustments) over a period of 15-years at SVB’s discretion into either to Series C Convertible Preferred Shares or class of securities sold and issued by the Company in the next equity financing round (as determined in accordance with the warrant agreement for the 2021 Warrant (the “Warrant Agreement”)). If SVB exercises the 2021 Warrant and the Warrant Value (as defined in and determined in the Warrant Agreement) will be lower than an amount of $50 (the “Minimum Value”), then immediately following such exercise, the Company shall pay SVB an amount in cash equal to the difference between the Minimum Value and Warrant Value. The 2021 Warrant was issued on April 29, 2021.

1.	(Cont.)

Upon the modification of the terms under the 2017 Loan Agreement, the Company has considered the provisions of ASC 470-50 “Debt - Modification or Extinguishment” (“ASC 470-50”), and based on such assessment, management has determined by using the assistance of a third-party appraiser that the fair value of the modified loan (including the Facility Fee) plus the fair value of the 2021 Warrant granted are considered as substantially different than the fair value of the original straight loan prior to the modification date. As per the provisions of ASC 470-50, it was determined that the modification represents an extinguishment of the original straight loan. Accordingly, the Company derecognized the remaining balance of the original straight loan in the total amount of $672 and recorded an amount of $712 which represented the fair value of the modified loan (including the Facility Fee) and the fair value of the issued 2021 Warrant in a total amount of $50 as non-current financial liability as their terms permit the holders to receive a variable number of Ordinary Shares upon exercise and as such, the 2021 Warrant is subject to a minimum fair value mechanism. Changes in the estimated fair value of the 2021 Warrant are recognized each reporting period under Financing Expenses, net in the consolidated Statement of Operations and Comprehensive Loss, until the 2021 Warrant is exercised or expired, as earlier. See also Note 8.

In June 2022, the Loan was fully repaid.

2.	On February 17, 2022, the Company entered into a Loan and Securities Agreement (the “2022 Loan Agreement”) with SVB, according to which commencing as of August 1, 2022 through December 31, 2022, SVB may, in its sole discretion in each instance, pursuant to the Company’s request, finance specific eligible accounts receivables of the Company, as determined in the 2022 Loan Agreement, in a total amount equal to the face amount of the eligible account multiplied by a rate of 80%, subject to reduction by SVB in its discretion (the “Advance”), provided that the aggregate amount of all outstanding Advances shall not exceed the lesser of (i) an aggregate principal amount equal to $350, the (“Revolving Line”), or (ii) 80% of all eligible accounts minus the sum of all outstanding principal amounts of any Advances, subject to reduction by SVB in its discretion. The outstanding principal amount of any Advance shall accrue interest at a floating rate per annum equal to the greater of (i) 8.25% and (ii) a floating per annum rate equal to the Wall Street Journal Prime Rate plus 5% (upon occurrence of a ‘default event’ as defined in the 2022 Loan Agreement, the aggregate loan principal amount shall bear interest at a rate per annum which is 5% above the rate that is otherwise applicable thereto). Interest on the principal amount of each Advance will be payable in monthly arrears (i) on each the last day of each month and (ii) on December 31, 2022 (the “Revolving Line Maturity Date”). The security interest granted in the 2022 Loan Agreement shall at all times continue to be a first priority preferred security interest in the collateral and a first priority fixed and floating charges.

Upon making of the initial Advance, the Company agreed to issue to SVB a warrant to purchase (i) 4,785 Series C Convertible Preferred Shares, or (ii) Ordinary Shares in the event that the Company has listed its securities for trading on Nasdaq, or (iii) upon SVB’s written irrevocable election in its sole discretion, the same class and series, or other designation, of convertible preferred share or other senior equity security sold and issued by the Company in the next equity financing over a 15-years period commencing the issuance date of such warrant, at an exercise price of $5.12 per share, provided that if the class is the next equity financing securities, then the exercise price shall be the lowest price per share for which next equity financing securities are sold or issued by the Company.

On July 26, 2022, the 2022 Loan Agreement was terminated, and all related collateral was released.

B.	Paycheck Protection Program Notes

On May 7, 2020 and March 25, 2021, Beamr Inc. entered into separate Paycheck Protection Program Notes (the “PPP Notes”) with SVB under which Beamr Inc. borrowed amounts of $75 and $54, respectively, (in aggregate the “PPP Amount”). The PPP Amount bears interest of 1.0% per annum. Beamr Inc. was required make a monthly payment of principal and interest on the applicable PPP Amount, each monthly payment to be in equal amounts such that the applicable PPP Amount was fully amortized by the maturity date which was determined as 24 months from the date of the first PPP Note or 60 months from the date of the second PPP Note. At any time, Beamr Inc. was entitled to fully prepay the PPP Amount without payment of penalty or premium.

The Company used the PPP Amount for qualifying expenses which may be forgiven if it is utilized for qualifying expenses as described in the CARES Act. In 2021, the PPP Amount was fully forgiven due to qualification for used expenses under the CARES Act and consequently the Company recorded an amount of $129 under other income in the consolidated Statement of Operations and Comprehensive Loss for the year ended December 31, 2021.

C.	Funding Agreement with IBI Spikes Ltd.

On July 7, 2022 (the “Effective Date”), the Company entered into the Definitive Agreement with IBI Spikes Ltd. (the “IBI”), according to which the Company received an amount of NIS 3.1 million (approximately $900) (the “IBI Loan”). The Company granted IBI a right to receive consecutive monthly repayments equal to Net Cash Receipts multiplied by the Royalty Rate, as both defined in the Definitive Agreement, until such time as IBI receives an amount equal to NIS 4,172,760 (approximately $1.2 million) (the “Repayment Amount”) with any amount on account of the Repayment Amount which remains outstanding on the 42nd month anniversary of the later of (i) the Closing Date, and (ii) the last payment provided by IBI (the “Final Repayment Date”) to be paid to IBI at such time. Notwithstanding the above, Company’s minimum annual payment during any Annual Calculation Period will not be less than the lower of (i) $330 and (ii) the outstanding Repayment Amount in recent year.

The Company may repay the Repayment Amount at any time prior to the Final Repayment Date. If early repayment (such amount, the “Payment Amount”) occurs prior to 12-month anniversary date of the Effective Date, then, a 50% discount will be applied on the outstanding difference between the Repayment Amount and the Payment Amount (the “Rev-Share Amount”) component of the outstanding Repayment Amount; or if early repayment occurs after 12-month anniversary date of the Closing Date but before 18-month anniversary date of the Closing Date, then, a 35% discount will be applied on the outstanding Rev-Share Amount of the outstanding Repayment Amount (the “Early Repayment Amount”).

In case the Company and/or its subsidiaries consummates a change of control, merger transaction, IPO (excluding an IPO on the Nasdaq Capital Market (the “Nasdaq”)) or sale of all or substantially all of assets (the “Exit Event”), the Company shall fully pay IBI the Repayment Amount or the Early Repayment Amount, as the case may be.

The Company incurred non-refundable one-time fee of $13, reflecting 1.5% of the Payment Amount plus VAT.

Upon making of the Payment Amount, the Company issued warrant to IBI to purchase 65,563 of (i) the most senior class of shares outstanding or (ii) Ordinary Shares in case of an exercise following to completion of an IPO transaction (the “Warrant Share”). The exercise price for each of the Warrant Share, shall be as follows:

1.	If financing round in consideration for an aggregate investment of at least $10,000 (including the Investment Amount and any additional amount provided to the Company under any additional AIA) (the “Qualified Financing”) occurs within 12 months following the Effective Date consummates, the exercise price for each Warrant Share, will be the price per share in such Qualified Financing, less a 20% discount and the shares type upon conversion of the Warrant Share shall have the same rights and preferences as attached to the shares issued to the investors in such Qualified Financing. If transactions consummated in such closings are not on the same terms and conditions and/or involve the issuance of more than one type of Company’s securities, then, the shares type upon conversion of the Warrant Share shall have the most favorable terms of such closing.

2.	If a Non-Qualified Financing occurs, IBI shall have the right but not the obligation to elect, by delivery of written notice to the Company no later than 30 days from the receipt of a written notice from the Company setting forth the terms and conditions of such Non-Qualified Financing, to determine that the exercise price for each Warrant Share, will be the price per share in such Non-Qualified Financing, less a 20% discount and the shares type upon conversion of the Warrant Share shall have the same rights and preferences as attached to the shares issued to the investors in such Non-Qualified Financing. If transactions consummated in such closings are not on the same terms and conditions and/or involve the issuance of more than one type of Company’s securities, then, the shares type upon conversion of the Warrant Share shall have the most favorable terms of such closing.

3.	In the event the Company has not consummated (a Qualified Financing or an Realization Event (as defined in the Definitive Agreement) within period of 12 months of the Effective Date of the Definitive Agreement, IBI shall have the right but not the obligation to elect, by delivery of written notice to the Company no later than 30-days from the receipt of a written notice from the Company, to determine that the exercise price for each Warrant Share will be based on Company value of $62,500 divided by the then fully diluted number of Company shares and the shares type upon conversion of the Warrant Share shall have the same rights of the Company’s most senior class of shares then outstanding.

4.	In the event of Realization Event, the exercise price for each Warrant Share will be the price per share in such Financing, less a 20% discount, and the shares type upon conversion of the Warrant Share shall have the Company’s Most Senior Shares, or Ordinary Shares in case the Realization Event is an IPO.

Each Warrant Share is exercisable until the earlier of (a) M&A, (b) IPO, or (c) a 10-years period from the issuance date and shall be in customary form approved by IBI and shall contain standard and customary provisions.

As the exercise price of the Warrant Share will be determined based on the occurrence of one of the aforesaid trigger events, the Warrant Share was accounted for as a derivative financial liability. (See note 8).

Pursuant to the above, at the Effective Date, management by assistance of third-party appraiser allocated the IBI Loan to identified components as follows:

As of Closing Date

Derivative warrant liability (see Note 8)	$78
Straight loan	822
Total gross consideration	$900

Total incremental and direct debt costs of $1 and $12 were allocated to Warrant Share and straight loan, respectively, based on their relative value at the Effective Date. The portion of issuance costs allocated to Warrant Share was recognized immediately as finance expenses in the consolidated statements of operations and comprehensive loss and the portion of issuance costs allocated to straight loan was deducted from the principal amount.

D.	The following tabular presentation reflects the reconciliation of the carrying amount of the Company’s loans during the years ended December 31, 2022, 2021:

	Year ended December 31,
	2022	2021	2020
Opening balance	$508	$1,069	$1,469
Consideration received from PPP Note	-	54	75
Net consideration received from IBI Loan	887	-	-
Recognition of fair value of derivative warrant liability	(88)	-	-
PPP Note forgiveness (see also Note 6B)	-	(129)	-
Amortization of discounts relating to straight loan (see also Note 13)	14	14	29
Accrued interest expenses relating to straight loan (see also Note 13)	77	45	91
Repayment of accrued interest relating to straight loan	(77)	(45)	(91)
Repayment of Facility Fee relating to straight loan	(10)	(40)	-
Repayment of principal relating to straight loans	(582)	(500)	(504)
Derecognition due to extinguishment of original straight loan	-	(672)	-
Recognition subsequent to substantial modification of terms	-	712	-
Exchange rate differences	(12)	-	-
Closing balance	$717	$508	$1,069

E.	Maturity dates of outstanding loans:

	As of December 31,
	2022	2021
First year (current maturities) (*)	$164	$508
Second year	288	-
Third year	265	-
Closing balance	$717	$508

(*)	As described in Note 6C above, the Company is required to repay each year a minimum amount of $330 with respect to Repayment Amount (principal and interest).